Share-Based Compensation Expense (Details) - Schedule of stock option award activity - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Schedule of stock option award activity [Abstract]
Shares, Outstanding Beginning balance	10,975,224
Weighted Average Exercise Price, Outstanding Beginning balance	$ 0.57
Weighted Average Remaining Contractual Term, Beginning balance	7 years 7 months 6 days	7 years 4 months 24 days
Shares, Granted	627,160	2,738,912
Weighted Average Exercise Price, Granted	$ 9.04	$ 1.76
Shares, Exercised	(95,745)	(488,860)
Weighted Average Exercise Price, Exercised	$ 0.24	$ 0.24
Shares, Cancelled or forfeited	(41,146)	(1,362,124)
Weighted Average Exercise Price, Cancelled or forfeited	$ 8.11	$ 0.74
Shares, Ending Balance	11,465,493	10,975,224
Weighted Average Exercise Price, Ending balance	$ 1.01	$ 0.57
Weighted Average Remaining Contractual Term, Ending balance	7 years 1 month 6 days
Shares, Exercisable	6,555,419	5,518,767
Weighted Average Exercise Price, Exercisable	$ 0.26	$ 0.25
Weighted Average Remaining Contractual Term, Exercisable	6 years 2 months 12 days	6 years 4 months 24 days